UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-02281
THE HARTFORD INCOME SHARES FUND, INC.
(Exact name of registrant as specified in charter)
P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)
Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (860) 843-9934
Date of fiscal year end: July 31st
Date of reporting period: August 1, 2008 — January 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

JANUARY 31, 2009 The Hartford Income Shares Fund, Inc. Semi-Annual Report

The Hartford Income Shares Fund, Inc. Semi-Annual Report

Contents

Manager Discussion	1

Schedule of Investments	2

FAS 157 Disclosure of Investment Valuation Hierarchy Levels	6

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Net Assets	7

Notes to Financial Statements	8

Financial Highlights	12

Directors and Officers	13

Shareholder Meeting Results	15

Approval of Investment Management and Investment Sub-advisory Agreements	16

Dividend Reinvestment Plan	18

Managed Distribution Policy	19

•	Toll-free personal assistance

–Customer Service

–(888) 483-0972

–	8:00 a.m. to 5:00 p.m. CT, Monday through Friday

How to use this report

For a quick overview of the performance of The Hartford Income Shares Fund, Inc. (the “Fund”) during the past six-month period, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the Fund and the financial markets.

The charts alongside the letter provide more information about the Fund. The top holdings chart shows the types of securities in which the Fund invests, and the pie chart shows a breakdown of the Fund’s assets by sector. Additional information concerning Fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in the Fund. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it’s designed to help you meet your financial goals.

Highlights

The Hartford
Income Shares Fund,
Inc.

January 31, 2009
Total net assets (000’s Omitted)	$68,488
Market price per share	$5.38
Shares outstanding (000’s Omitted)	13,067

For the six-month period ended January 31, 2009:
Net Asset Value per share:
Beginning of period	$6.58
End of period	$5.24

Distributions from net investment income:
Total dividends declared (000’s Omitted)	$3,513
Dividends per share	$0.27

Certifications

In December 2008, the Fund’s principal executive officer submitted his annual certification as to compliance with the New York Stock Exchange (“NYSE”) Corporate Governance Listing Standards pursuant to Section 303A.12(a) of the NYSE Listed Company Manual. The Fund’s principal executive and principal financial officer certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 are filed with the Fund’s Form N-CSR filings and are available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING
POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and a record of how the Fund voted any proxies for the twelve month period ended June 30, 2008 are available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Hartford Income Shares Fund, Inc.

(Sub-advised by Hartford Investment Management Company)

Portfolio Manager
Mark Niland

Portfolio Composition by Security Type as of January 31, 2009

Top 10 Holdings as of
January 31, 2009

		Percent of
Bonds		Net Assets

1.	Time Warner Entertainment Co., L.P. (8.38%) 2033	3.8%
2.	American Airlines, Inc. (7.86%) 2011	3.2%
3.	AT&T Corp. (8.00%) 2031	3.0%
4.	Cingular Wireless Services, Inc. (8.75%) 2031	2.6%
5.	Verizon Wireless (8.50%) 2018	2.4%
6.	Tele-Communications, Inc. (9.80%) 2012	2.4%
7.	Embarq Corp. (8.00%) 2036	2.3%
8.	Farmers Exchange Capital (7.20%) 2048	2.3%
9.	Continental Airlines, Inc. (8.05%) 2020	2.2%
10.	News America Holdings, Inc. (8.88%) 2023	2.2%

How did the Fund perform?

The Hartford Income Shares Fund, Inc. returned -16.20% at per share net asset value (“NAV”) and -6.78% at market price for the six-month period ended January 31, 2009, underperforming its benchmark, the Barclays Capital Aggregate Bond Index, which returned 3.23% over the same period. The Fund also underperformed the -10.92% average return the Lipper Closed End Corporate BBB Rated Debt Funds peer group, a group of funds with investment strategies similar to those of the Fund. The Fund had a distribution yield of 9.81% as of January 31, 2009, which outperformed the Lipper Yield Average of 8.18%.

Why Did the Fund perform this way?

Negative sector allocation in investment-grade corporate bonds was the main driver of the Fund’s underperformance versus the benchmark (on average, the Fund’s weighting in investment-grade corporate bonds was 66% versus a benchmark weighting of 21%). The corporate credit market fared poorly over the period due to extreme volatility in the capital markets. The government seizure of Fannie Mae and Freddie Mac, the demise of Lehman Brothers, the receivership of Washington Mutual by the Federal Deposit Insurance Corporation (“FDIC”); and the bail-out package extended to AIG disrupted most notions of how the government would or should intervene in the event of a crisis, and how creditors’ interests would be protected. As a consequence, there was a dramatic sell-off in all risk assets; particularly investment-grade and high yield corporate bonds. Another detractor to performance was an out of benchmark allocation to high yield corporate bonds (which averaged 24% during the period). The Fund’s relatively high concentration in these two areas is a function of its yield orientation.

In this environment, the best total returns (in fact the only positive returns) were generated by the “risk-free” sectors such as U.S. Treasuries and Agencies, as well as Agency-Backed Residential Mortgages. The fact that the Fund was underweighted (i.e. the Fund’s sector position was less than the benchmark position) to U.S. Treasuries and Agency-Backed Residential Mortgages adversely affected the Fund’s benchmark relative performance. Specifically, the Fund’s allocation to U.S. Treasuries was more than 21% lower in absolute terms than the benchmark, and its weighting to Agency-Backed Residential Mortgages was less than 1%, versus a benchmark weighting of nearly 40%; while the Fund’s allocation to Agency debentures was nearly 10% behind its benchmark.

Security selection also proved detrimental to the Fund’s performance, as its holdings in the financial sector in particular were adversely affected either directly (in the case of its holdings of Washington Mutual and Fannie Mae and Freddie Mac preferred stock) or indirectly by the past few months’ dramatic events.

What is the outlook?

With the U.S. Treasury and the Federal Reserve engaged in a more constructive (or at least consistent) approach to addressing the current crisis, there are signs of an easing in the credit markets. The new issue market is open once again for solid investment-grade and below-investment grade issuers, and retail mutual fund flows into these asset classes at the time of this writing are running at the strongest level they have been in years.

Clearly, the fundamental story is likely to remain challenging, earnings can be expected to be further pressured by the weak economic backdrop, and we anticipate defaults rising significantly from here, as not every company will be able to successfully navigate through this environment. Risk premiums (i.e. the difference between the risk associated with buying or holding a Treasury and holding a high yield bond) are discounting a great deal due to the weak economic conditions already (and arguably more). If the technical rally that we’ve experienced in the first few weeks of 2009 ultimately opens up the new issue market to the point where some of the liquidity and re-financing concerns weighing on the market ease, that will help re-establish a more virtuous cycle, which could lead to a more sustainable rally in credit products.

We believe that the main risk moving forward is government intervention in the markets: If too little is done, or we revisit an inconsistent/incoherent approach to the situation, the market is vulnerable to another seizure. If there is too much intervention (meaning the government props up too many firms that should otherwise fail) it could pull otherwise healthy companies down.

The Hartford Income Shares Fund, Inc.
Schedule of Investments
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value (W)
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES — 3.0%
	Finance — 3.0%
	Bayview Commercial Asset Trust
$4,648	7.00%, 07/25/2037 (H)(O)	$360
6,889	7.18%, 01/25/2037 (H)(O)	579
	Bayview Financial Acquisition Trust
500	2.56%, 05/28/2037 †(H)(L)	17
	CBA Commercial Small Balance Commercial Mortgage
4,622	7.25%, 07/25/2039 (H)(O)	439
4,046	9.75%, 01/25/2039 (H)(O)	405
	Credit-Based Asset Servicing and Securitization
88	0.66%, 05/25/2036 (H)(L)	36
	Option One Mortgage Loan Trust
1,000	6.99%, 03/25/2037 (H)	75
	Renaissance Home Equity Loan Trust
2,500	7.50%, 04/25/2037 — 06/25/2037 (H)	146

	Total asset & commercial mortgage backed securities (Cost $5,714)	$2,057

CORPORATE BONDS: INVESTMENT GRADE — 73.1%
	Basic Materials — 3.7%
	Newmont Mining Corp.
$500	8.63%, 05/15/2011	$496
	Phelps Dodge Corp.
250	9.50%, 06/01/2031	170
	Union Carbide Corp.
2,000	7.75%, 10/01/2096	1,135
	Westvaco Corp.
1,000	8.20%, 01/15/2030	742

		2,543

	Capital Goods — 3.4%
	Northrop Grumman Space & Mission Systems Corp.
1,000	7.75%, 06/01/2029	1,089
	Tyco International Group S.A.
1,250	7.00%, 12/15/2019	1,108
	Tyco International Ltd.
138	8.50%, 01/15/2019	147

		2,344

	Consumer Cyclical — 3.2%
	CRH America, Inc.
300	8.13%, 07/15/2018	228
	Delhaize America, Inc.
500	9.00%, 04/15/2031	572
	Delhaize Group
431	5.88%, 02/01/2014	435
	Federated Department Stores, Inc.
1,000	8.50%, 06/01/2010	929

		2,164

	Consumer Staples — 1.1%
	Altria Group, Inc.
317	9.70%, 11/10/2018	347
	Anheuser-Busch Cos., Inc.
92	8.20%, 01/15/2039 (I)	93
	Anheuser-Busch InBev N.V.
325	7.75%, 01/15/2019 (I)	329

		769

	Energy — 4.9%
	Anadarko Petroleum Corp.
235	6.45%, 09/15/2036	181
	Burlington Resources Finance Co.
850	9.13%, 10/01/2021	1,029
	ConocoPhillips Holding Co.
1,000	6.95%, 04/15/2029	1,092
	Devon Energy Corp.
52	6.30%, 01/15/2019	52
	Nabors Industries, Inc.
155	9.25%, 01/15/2019 (I)	150
	Valero Energy Corp.
1,000	8.75%, 06/15/2030	879

		3,383

	Finance — 13.9%
	CIT Group, Inc.
250	2.27%, 08/17/2009 (L)	237
	Citigroup, Inc.
414	8.30%, 12/21/2057 (L)	215
	CNA Financial Corp.
1,000	7.25%, 11/15/2023	670
	Comerica Capital Trust II
888	6.58%, 02/20/2037 (L)	367
	Countrywide Financial Corp.
10	4.50%, 06/15/2010	10
16	5.80%, 06/07/2012	16
	ERAC USA Finance Co.
1,000	8.00%, 01/15/2011 (I)	927
	Farmers Exchange Capital
3,000	7.20%, 07/15/2048 (I)	1,548
	Goldman Sachs Capital Trust II
1,780	5.79%, 06/01/2012 (L)(BB)	639
	HSBC Finance Corp.
500	7.00%, 05/15/2012	519
	International Lease Finance Corp.
1,000	6.63%, 11/15/2013	741
	JP Morgan Chase & Co.
1,000	7.90%, 04/30/2018 (BB)	760
	Liberty Mutual Group, Inc.
250	7.00%, 03/15/2034 (I)	151
	MONY Group, Inc.
1,000	8.35%, 03/15/2010	997
	Pricoa Global Funding I
157	1.27%, 01/30/2012 (I)(L)	115
	State Street Capital Trust III
163	8.25%, 03/15/2011 (L)(BB)	124
	State Street Capital Trust IV
360	3.00%, 06/15/2037 (L)	123
	Travelers Property Casualty Corp.
1,000	7.75%, 04/15/2026	978
	USB Capital IX
650	6.19%, 04/15/2011 (L)(BB)	273
	Western Financial Bank
115	9.63%, 05/15/2012	113

		9,523

	Services — 13.8%
	COX Communications, Inc.
1,500	6.80%, 08/01/2028	1,324
	Electronic Data Systems Corp.
750	7.45%, 10/15/2029	817
	FedEx Corp.
1,000	7.84%, 01/30/2018	960

The accompanying notes are an integral part of this financial statement.

The Hartford Income Shares Fund, Inc.
Schedule of Investments — (continued)
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value (W)

CORPORATE BONDS: INVESTMENT GRADE — (continued)

	Services — (continued)
	Hearst-Argyle Television, Inc.
$1,000	7.00%, 01/15/2018	$836
	News America Holdings, Inc.
1,500	8.88%, 04/26/2023	1,524
	Reed Elsevier Capital, Inc.
162	7.75%, 01/15/2014	160
	Time Warner Entertainment Co., L.P.
2,550	8.38%, 07/15/2033	2,576
	Time Warner, Inc.
700	6.63%, 05/15/2029	627
	Waste Management, Inc.
500	7.13%, 12/15/2017	455
	Wynn Las Vegas LLC
250	6.63%, 12/01/2014	182

		9,461

	Technology — 17.0%
	AT&T Corp.
1,750	8.00%, 11/15/2031	2,076
	Cingular Wireless Services, Inc.
1,500	8.75%, 03/01/2031	1,769
	Comcast Cable Communications, Inc.
1,000	8.50%, 05/01/2027	1,108
	Embarq Corp.
2,000	8.00%, 06/01/2036	1,580
	Qwest Corp.
100	6.88%, 09/15/2033	69
	Raytheon Co.
1,000	7.20%, 08/15/2027	1,066
	Tele-Communications, Inc.
1,500	9.80%, 02/01/2012	1,614
	Telus Corp.
400	8.00%, 06/01/2011	411
	Verizon Communications, Inc.
292	8.75%, 11/01/2018	340
	Verizon Wireless
1,429	8.50%, 11/15/2018 (I)	1,640

		11,673

	Transportation — 10.0%
	American Airlines, Inc.
2,500	7.86%, 10/01/2011	2,187
	Canadian Pacific Railway Co.
125	5.95%, 05/15/2037	85
	Continental Airlines, Inc.
1,355	7.71%, 04/02/2021	1,030
	Continental Airlines, Inc.
1,000	7.92%, 05/01/2010	960
1,962	8.05%, 11/01/2020	1,530
	Norfolk Southern Corp.
1,000	8.63%, 05/15/2010	1,037

		6,829

	Utilities — 2.1%
	CMS Panhandle Holding Co.
1,000	7.00%, 07/15/2029	669
	FirstEnergy Corp.
750	6.45%, 11/15/2011	748

		1,417

	Total corporate bonds: investment grade (Cost $54,394)	$50,106

CORPORATE BONDS: NON-INVESTMENT GRADE — 19.0%
	Basic Materials — 0.8%
	Cenveo, Inc.
$400	10.50%, 08/15/2016 (I)	$249
	Olin Corp.
234	6.75%, 06/15/2016 †	230
66	9.13%, 12/15/2011 †	72

		551

	Capital Goods — 0.2%
	Briggs & Stratton Corp.
170	8.88%, 03/15/2011	165

	Consumer Cyclical — 0.3%
	Dillard’s, Inc.
120	6.63%, 01/15/2018	41
85	7.13%, 08/01/2018	31
	Supervalu, Inc.
150	7.50%, 11/15/2014	143

		215

	Energy — 0.3%
	Tesoro Corp.
250	6.63%, 11/01/2015	197

	Finance — 2.4%
	Ford Motor Credit Co.
1,200	5.70%, 01/15/2010	1,017
	Hub International Holdings, Inc.
110	9.00%, 12/15/2014 (I)	74
	Qwest Capital Funding, Inc.
750	6.50%, 11/15/2018	547
	Washington Mutual Preferred Funding
1,000	6.53%, 03/15/2011 (E)(I)(BB)	—

		1,638

	Health Care — 0.3%
	Rite Aid Corp.
750	9.50%, 06/15/2017	214

	Services — 3.1%
	Belo Corp.
1,500	7.25%, 09/15/2027	855
	Harrah’s Operating Co., Inc.
501	10.75%, 02/01/2016 (I)	118
	Mandalay Resort Group
250	7.63%, 07/15/2013	90
	MGM Mirage, Inc.
1,000	8.50%, 09/15/2010	805
	TL Acquisitions, Inc.
500	10.50%, 01/15/2015 (I)	250

		2,118

	Technology — 7.3%
	Charter Communications Operating LLC
150	8.00%, 04/30/2012 (I)	127
	Citizens Communications Co.
500	9.00%, 08/15/2031	372
	Frontier Communications
150	6.63%, 03/15/2015	134

The accompanying notes are an integral part of this financial statement.

The Hartford Income Shares Fund, Inc.
Schedule of Investments — (continued)
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal		Market
Amount		Value (W)

CORPORATE BONDS: NON-INVESTMENT GRADE — (continued)

	Technology — (continued)
	Intelsat Jackson Holdings Ltd.
$305	11.50%, 06/15/2016 (I)	$284
	Intelsat Ltd.
500	7.63%, 04/15/2012	400
	Level 3 Financing, Inc.
750	12.25%, 03/15/2013	570
	Lucent Technologies, Inc.
1,500	6.45%, 03/15/2029	503
	Mediacom LLC
1,500	7.88%, 02/15/2011	1,410
	MetroPCS Wireless, Inc.
250	9.25%, 11/01/2014	232
	Nortel Networks Corp.
650	6.88%, 09/01/2023 (E)	55
	PanAmSat Corp.
100	6.88%, 01/15/2028	69
	Sprint Capital Corp.
1,500	6.88%, 11/15/2028	851

		5,007

	Transportation — 1.9%
	Continental Airlines, Inc.
956	6.80%, 08/02/2018	669
	Delta Air Lines, Inc.
455	10.50%, 04/30/2016 (D)(H)	102
	Royal Caribbean Cruises Ltd.
250	7.00%, 06/15/2013	158
	United Air Lines, Inc.
353	7.19%, 04/01/2011	339

		1,268

	Utilities — 2.4%
	El Paso Corp.
1,000	8.05%, 10/15/2030	788
	NRG Energy, Inc.
285	7.25%, 02/01/2014	272
	Texas Competitive Electric Co.
750	10.25%, 11/01/2015	555

		1,615

	Total corporate bonds: non-investment grade (Cost $18,394)	$12,988

U.S. GOVERNMENT AGENCIES — 0.7%
	Federal Home Loan Mortgage Corporation — 0.0%
	Mortgage Backed Securities:
$8	9.00%, 2022	$8
12	10.50%, 2017	13
—	11.25%, 2010	—
5	11.50%, 2015	6
3	11.75%, 2010	3

		30

	Federal National Mortgage Association — 0.2%
	Mortgage Backed Securities:
52	8.00%, 2024 — 2025	54
12	10.50%, 2017	13
15	11.00%, 2011 — 2018	16
8	12.00%, 2014	9
11	12.50%, 2015	12

		104

U.S. GOVERNMENT AGENCIES — (continued)
	Government National Mortgage Association — 0.2%
	Mortgage Backed Securities:
42	9.00%, 2021	45
59	9.50%, 2020	65

		110

	Other Government Agencies — 0.3%
	Small Business Administration Participation Certificates:
201	5.54%, 2026	214

	Total U.S. government agencies (Cost $431)	$458

U.S. GOVERNMENT SECURITIES — 1.6%
	U.S. Treasury Securities — 1.6%
	U.S. Treasury Bonds:
$66	4.50%, 2038	$76
170	4.75%, 2037	202

		278

	U.S. Treasury Notes:
214	1.50%, 2013	211
460	3.88%, 2018	499
109	4.63%, 2012	120

		830

	Total U.S. government securities (Cost $1,040)	$1,108

		Market
Shares		Value (W)

COMMON STOCK — 0.1%
	Telecommunication Services — 0.0%
—	AboveNet, Inc. (D)(H)	$7
2	Global Crossing Ltd. (D)	10
—	XO Holdings, Inc. (D)	—

		17

	Transportation — 0.1%
12	Delta Air Lines, Inc. (D)	84

	Total common stock (Cost $210)	$101

WARRANTS — 0.0%
	Telecommunication Services — 0.0%
—	AboveNet, Inc. (D)(H)	$1
—	XO Holdings, Inc. (D)(H)	—

	Total warrants (Cost $— )	$1

PREFERRED STOCK — 0.1%
	Banks — 0.1%
54	Federal Home Loan Mortgage Corp.	$57

	Total preferred stock (Cost $1,347)	$57

	Total long-term investments (Cost $81,530)	$66,876

The accompanying notes are an integral part of this financial statement.

The Hartford Income Shares Fund, Inc.
Schedule of Investments — (continued)
January 31, 2009 (Unaudited)
(000’s Omitted)

Principal			Market
Amount			Value (W)

SHORT-TERM INVESTMENTS — 0.6%
	U.S. Treasury Bills — 0.6%
$400	0.10%, 04/16/2009 (M)(S)		$400

	Total short-term investments (Cost $400)		$400

	Total investments (Cost $81,930) (C)	98.2%	$67,276
	Other assets and liabilities	1.8%	1,212

	Total net assets	100.0%	$68,488

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.07% of total net assets at January 31, 2009.

The disclosures required by FAS 157 “Fair Value Measurements” are shown following the Schedule of Investments.

(C)	At January 31, 2009, the cost of securities for federal income tax purposes was $81,995 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,902
Unrealized Depreciation	(17,621)

Net Unrealized Depreciation	$(14,719)

†	The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Fund’s Board of Directors at January 31, 2009, was $319, which represents 0.47% of total net assets. This calculation excludes securities that are principally traded on certain foreign markets and whose prices were adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(BB)	Perpetual maturity security. Maturity date shown is the first call date.

(D)	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(E)	Debt security in default due to bankruptcy.

(I)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 2009, was $6,055, which represents 8.84% of total net assets.

(L)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2009.

(M)	The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(O)	The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at January 31, 2009.
(H)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period
Acquired	Shares/Par	Security	Cost Basis
09/2007 – 10/2007	—	AboveNet, Inc.	$—
09/2007	—	AboveNet, Inc. Warrants	—
05/2007 – 12/2008	$4,648	Bayview Commercial Asset Trust, 7.00%, 07/25/2037 - 144A	664
12/2006	$6,889	Bayview Commercial Asset Trust, 7.18%, 01/25/2037 - 144A	703
04/2007	$500	Bayview Financial Acquisition Trust, 2.56%, 05/28/2037	500
05/2007	$4,622	CBA Commercial Small Balance Commercial Mortgage, 7.25%, 07/25/2039 - 144A	388
11/2006	$4,046	CBA Commercial Small Balance Commercial Mortgage, 9.75%, 01/25/2039 - 144A	365
07/2007	$88	Credit-Based Asset Servicing and Securitization, 0.66%, 05/25/2036 - 144A	86
10/1996	$455	Delta Air Lines, Inc., 10.50%, 04/30/2016	475
03/2007	$1,000	Option One Mortgage Loan Trust, 6.99%, 03/25/2037	923
03/2007 – 05/2007	$2,500	Renaissance Home Equity Loan Trust, 7.50%, 04/25/2037 — 06/25/2037	2,084
05/2006	—	XO Holdings, Inc. Warrants	—

The aggregate value of these securities at January 31, 2009 was $2,167 which represents 3.16% of total net assets.

(S)	Security pledged as initial margin deposit for open futures contracts at January 31, 2009.

Futures Contracts Outstanding at January 31, 2009

				Unrealized
	Number of		Expiration	Appreciation/
Description	Contracts*	Position	Month	(Depreciation)

2 Year U.S. Treasury Note	34	Long	Mar 2009	$(27)
10 Year U.S. Treasury Note	103	Short	Mar 2009	(460)
U.S. Long Bond	10	Short	Mar 2009	39

				$(448)

* The number of contracts does not omit 000’s.
(W)	See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

Distribution by Credit Quality

as of January 31, 2009

Percentage of
Long-Term
Rating	Debt Holdings*

AAA	5.1%
AA	1.1
A	21.4
BBB	52.5
BB	8.7
B	6.3
CCC	4.6
D	0.1
NR	0.2

Total	100.0%

*	Split rated bonds are categorized using the highest rating.

The accompanying notes are an integral part of this financial statement.

The Hartford Income Shares Fund, Inc.
FAS 157 Disclosure of Investment Valuation Hierarchy Levels†
January 31, 2009 (Unaudited)
(000’s Omitted)

Assets:
Investment in securities — Level 1	$234
Investment in securities — Level 2	56,050
Investment in securities — Level 3	10,992

Total	$67,276

Other financial instruments — Level 1*	$39

Total	$39

Liabilities:
Other financial instruments — Level 1*	$488

Total	$488

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:
Securities:
Balance as of July 31, 2008	$8,720
Realized gain (loss)	19
Change in unrealized appreciation (depreciation) (V)	(842)
Net purchases (sales)	157
Transfers in and /or out of Level 3	2,938

Balance as of January 31, 2009	$10,992

(V) Change in unrealized gains or losses relating to assets still held at January 31, 2009	$(1,389)

†	See Note 2(h)

The Hartford Income Shares Fund, Inc.
Statement of Assets and Liabilities
January 31, 2009 (Unaudited)
(000’s Omitted)

Assets
Investments in securities, at fair value (cost $81,930) (see Note 2b)	$67,276
Cash on deposit with custodian	582
Receivables:
Investment securities sold	3
Interest and dividends	1,595
Variation margin (see Note 3)	20
Other assets	27

Total assets	69,503

Liabilities
Dividend payable (0.04 per share)	523
Payables:
Investment securities purchased	430
Investment advisory and management fees (See Note 5)	2
Variation margin (see Note 3)	2
Accounts payable and accrued expenses	58

Total liabilities	1,015

Net assets	$68,488

Compositions of Net Assets
Net proceeds of capital stock, par value $.001 per share-authorized 1,000,000 shares; 13,067 shares outstanding	$115,410
Unrealized depreciation of investments	(15,102)
Accumulated net realized loss from sale of investments and futures	(31,856)
Accumulated undistributed net investment income	36

Total Net Assets	$68,488

Net Asset Value Per Share	$5.24

The accompanying notes are an integral part of this financial statement.

The Hartford Income Shares Fund, Inc.
Statement of Operations
For the Six-Month Period Ended January 31, 2009 (Unaudited)
(000’s Omitted)

Net Investment Income:
Interest income	$3,753

Expenses:
Investment advisory and management fees (see Note 5)	250
Legal and auditing fees	55
Custodian fees	1
Shareholders’ notices and reports	29
Directors’ fees and expenses	1
Exchange listing fees	13
Other	3

Total expenses	352

Expense offset (see Note 5)	(1)

Total net expenses	351

Net Investment Income	3,402

Net Realized and Unrealized Gain (Loss) on Investments and Futures:
Net realized loss on investments	(8,150)
Net realized loss on futures	(1,003)
Net change in unrealized depreciation of investments	(8,000)
Net change in unrealized depreciation of futures	(164)

Net Loss on Investments and Futures	$(17,317)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,915)

The Hartford Income Shares Fund, Inc.
Statements of Changes in Net Assets
For the Six-Month Period Ended January 31, 2009 (Unaudited)
(000’s Omitted)

	For the Six-Month
	Period Ended	For the Year Ended
	January 31,	July 31,
	2009	2008

Operations:
Net investment income	$3,402	$7,343
Net realized loss on investments and futures	(9,153)	(3,959)
Net change in unrealized appreciation of investments and futures	(8,164)	(12,410)

Net decrease in net assets resulting from operations	(13,915)	(9,026)

Distributions to Shareholders
From net investment income	(3,513)	(7,196)
Capital Share Transactions:
Proceeds from 7 and 1 shares issued as a result of reinvested dividends, respectively	37	5

Total Increase (Decrease) in Net Assets	(17,391)	(16,217)
Net Assets:
Beginning of year	85,879	102,096

End of year	$68,488	$85,879

Accumulated undistributed net investment income	$36	$147

The accompanying notes are an integral part of this financial statement.

The Hartford Income Shares Fund, Inc.
Notes to Financial Statements
January 31, 2009 (Unaudited)
(000’s Omitted)

1.	Organization: The Hartford Income Shares Fund, Inc. (the “Fund”) is a closed-end diversified management investment company. The primary investment objective of the Fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

2.	Significant Accounting Policies: The following is a summary of significant accounting policies of the Fund, which are in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”).

a) Security Transactions and Investment Income — Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

b) Security Valuation — The Fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary market, but before the close of the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) that is expected to affect the value of the portfolio security. The circumstances in which the Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of stocks primarily traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund’s Board of Directors, which employs quantitative models that evaluate changes in the value of foreign market proxies (e.g., futures contracts, ADR’s, exchange traded funds (“ETF’s”) after the close of the foreign markets but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the net asset value (“NAV”) per share of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that the Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Debt securities (other than short-term obligations and senior floating rate interests) held by the Fund are valued on the basis of valuations furnished by an independent pricing service which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Fund’s Board of Directors.

Exchange traded equity securities shall be valued at the last reported sale price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. (“Nasdaq”) or another OTC market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time. If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Generally, the Fund may use fair valuation in regard to debt securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that mature in 60 days or less are valued at amortized cost which approximates fair value.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively. If a settlement price is not available, futures contracts will be valued at the most recent trade price as of the Valuation Time. If there were no trades, the contract shall be

The Hartford Income Shares Fund, Inc.
Notes to Financial Statements
January 31, 2009 (Unaudited)
(000’s Omitted)

valued at the mean of the closing bid/ask prices as of the Valuation Time.

Financial instruments for which prices are not available from an independent pricing service are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Funds’ Board of Directors.

c) Repurchase Agreements — A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest. The Fund had no outstanding repurchase agreements as of January 31, 2009.

d) Illiquid and Restricted Securities — “Illiquid Securities” are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on NAV. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and that may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Directors. The Fund, as shown in the Schedule of Investments, had illiquid or restricted securities as of January 31, 2009.

e) Securities Purchased on a When-Issued or Delayed-Delivery Basis — Delivery and payment for securities that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Fund identifies securities segregated in its records with value at least equal to the amount of the commitment. As of January 31, 2009, the Fund had no outstanding when-issued or forward commitments.

f) Credit Risk — Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risk. High yield bond prices can fall on bad news about the economy, an industry or a company. The share price, yield and total return of the Fund, which holds securities with higher credit risk, may fluctuate more than with less aggressive bond funds.

g) Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

h) Financial Accounting Standards Board Financial Accounting Standards No. 157 — Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Fair value is defined under FAS 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Under FAS 157, a fair value measurement should reflect all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of nonperformance.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized, per FAS 157, into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 — Quoted prices in active markets for identical securities. Level 1 includes exchange-traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, ETF’s, repurchase agreements and rights and warrants.

•	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the security. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and that are valued using third party pricing services and foreign equities, whose value is determined using a multi-factor regression model with

The Hartford Income Shares Fund, Inc.
Notes to Financial Statements
January 31, 2009 (Unaudited)
(000’s Omitted)

inputs that are observable in the market; and money market instruments, which are carried at amortized cost.

•	Level 3 — Significant unobservable inputs that are supported by little or no market activity. Level 3 includes financial instruments whose values are determined using broker quotes and require significant management judgment or estimation. This category includes broker quoted securities, long dated OTC options and securities where trading has been halted or there are certain restrictions on trading. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a good representation of exit price.

Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

FAS 157 also requires that a roll forward reconciliation be shown for all Level 3 securities from the beginning of the reporting period to the end of the reporting period. Part of this reconciliation includes transfers in and/or out of Level 3. For purposes of this reconciliation, transfers in are shown at the end of period fair value and transfers out are shown at the beginning of period fair value.

Refer to the valuation hierarchy levels summary and the Level 3 roll forward reconciliation found following the Schedules of Investments.

i) Financial Accounting Standards Board Financial Accounting Standards No. 161 — In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company and any credit risk-related contingent features of the agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and has not yet implemented the new disclosure standard.

j) Indemnifications: Under the Fund’s organizational documents, the Fund shall indemnify its officers and directors to the full extent required or permitted under Maryland Corporations Law and the federal securities law. In addition, the Fund may enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Futures and Options:

The Fund may invest in futures and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Fund enters into such futures contracts, it is required to deposit with a futures commission merchant an amount of “initial margin” of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Fund.

At any time prior to the expiration of the futures contract, the Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a gain or loss.

The use of futures contracts involve elements of market risk, which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of the Fund’s strategy and potentially result in loss. The Fund, as shown on the Schedule of Investments, had outstanding futures contracts as of January 31, 2009.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

The Fund may write (sell) covered options. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, which is recorded on the Fund’s Statement of Assets and Liabilities and subsequently “marked-to-market” through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in the value of such options, which may exceed the related premiums received. During the six-month period ended January 31, 2009, the Fund had no transactions involving written options contracts.

The Hartford Income Shares Fund, Inc.
Notes to Financial Statements
January 31, 2009 (Unaudited)
(000’s Omitted)

4.	Federal Income Taxes:

a) Federal Income Taxes — For federal income tax purposes, the Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of regulated investment companies. The Fund has distributed substantially all of its income and capital gains in prior years and intends to distribute substantially all of its income and gains during the calendar year ending December 31, 2009. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b) Net Realized Income, Gains and Losses — Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of wash sale transactions, amortization adjustments, and differing tax treatment for investments in passive foreign investment companies, derivatives, real estate investment trusts, RICs, and partnerships. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c) Tax Character of Distributions Paid — For the fiscal years ended July 31, 2008 and 2007, the tax character of distributions paid were ordinary income in the amounts of $7,066 and $7,191, respectively.

d) Reclassification of Capital Accounts — At July 31, 2008, due to the reclassification of capital accounts, the Fund’s Statement of Assets and Liabilities, had as a result of permanent book-to-tax differences, accumulated net realized loss was decreased by $2,941 and paid-in-capital was decreased by $2,941.

e) Components of Distributable Earnings — As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$878
Accumulated loss	(22,922)
Unrealized depreciation*	(6,719)

Total accumulated deficit**	$(28,763)

*	The difference between book-basis and tax-basis unrealized depreciation is attributable to tax deferral of wash sales.

**	The primary difference between book and tax basis accumulated deficit relates to dividends payable to shareholders at year end.

f) Capital Loss Carryforward — For federal income tax purposes, the Fund had capital loss carryforwards of $19,412 as of July 31, 2008, which, if not offset by subsequent capital gains, will expire in 2009 through 2016 as follows:

Carryforwards	Year Expires

$5,061	2009
4,710	2010
1,710	2011
5,026	2012
1,768	2013
524	2014
613	2016

As of July 31, 2008, the Fund elected to defer post October losses of $3,510.

For the tax year ended July 31, 2008, the Fund expired $2,941 of capital loss carryforwards.

g) Financial Accounting Standards Board Interpretation No. 48 — On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The Fund adopted FIN 48 for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 for all open tax years (tax years ended December 31, 2005 — 2008) and has determined there is no impact to the Fund’s financial statements.

5.	Expenses:

a) Payments to Related Parties — Hartford Investment Financial Services LLC, (“HIFSCO”) is the investment manager for the Fund. Investment advisory and management fees are computed at an annual rate of 0.45% for the first $100 million of average monthly net assets and at an annual rate of 0.40% of average monthly net assets over $100 million, plus 2% of investment income.

As investment manager for the Fund, HIFSCO has retained Hartford Investment Management Company (“Hartford Investment Management”) to provide investment advice and, in general, to conduct the management investment program of the Fund, subject to the general oversight of HIFSCO and the Fund’s Board of Directors. Pursuant to the sub-advisory agreement, Hartford Investment Management will regularly provide the Fund with investment research, advice and supervision and furnish an investment program consistent with the Fund’s investment objectives and policies, including the purchase, retention and disposition of securities. As compensation for such services, HIFSCO pays Hartford Investment Management a portion of the management fee.

The Hartford Income Shares Fund, Inc.
Notes to Financial Statements
January 31, 2009 (Unaudited)
(000’s Omitted)

The Hartford Financial Services Group, Inc. (“The Hartford”) and its subsidiaries provide facilities and office equipment and perform certain services for the Fund, including Fund accounting and financial reporting. Certain officers of the Fund are directors or officers of HIFSCO, Hartford Investment Management and/or The Hartford or its subsidiaries. For the six-month period ended January 31, 2009, a portion of the Fund’s Chief Compliance Officer’s salary was paid by the Fund. The amount paid was less than five hundred dollars and rounds to zero for this report. Hartford Administration Services Company (“HASCO”), a subsidiary of The Hartford, provides transfer agent services to the Fund. Transfer agent fees are paid by HIFSCO.

b) Expense Offset — The Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing account. For the six-month period ended January 31, 2009, the custodian fee offset arrangement reduced expenses by $1. The total expense reduction represents an effective annual rate of less than 0.01% of the Fund’s average daily net assets. This amount is included in the fees paid indirectly line of the Fund’s Statement of Operations

6.	Investment Transactions:

For the six-month period ended January 31, 2009, the cost of purchases and proceeds from sales of securities (excluding short-term investments) were as follows:

Cost of purchases excluding U.S. Government obligations	$14,284
Sales proceeds excluding U.S. Government obligations	$14,813
Cost of purchases for U.S. Government obligations	$754
Sales proceeds for U.S. Government obligations	$884

The Hartford Income Shares Fund, Inc.
Financial Highlights

	(Unaudited)	Year ended July 31,
	2009**	2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.58	$7.82	$7.70	$8.16	$7.93	$7.63
Operations:
Investment income — net	0.26	0.55	0.55	.56	.56	.56
Net realized and unrealized gain (loss) on investments	(1.33)	(1.24)	0.12	(.47)	.22	.29

Total from operations	(1.07)	(0.69)	0.67	.09	.78	.85

Distributions to shareholders:
From investment income — net	(0.27)	(0.55)	(.55)	(.55)	(.55)	(.55)

Net asset value, end of period	$5.24	$6.58	$7.82	$7.70	$8.16	$7.93

Per share market value, end of period	$5.38	$6.09	$7.43	$7.23	$7.88	$7.33
Total investment return, market value @	(6.78%)	(11.28%)	10.13%	(1.40%)	15.42%	12.75%
Total investment return, net asset value @@	(16.20%)	(8.98%)	8.77%	1.36%	10.46%	11.69%
Net assets end of period (000s omitted)	$68,488	$85,879	$102,096	$100,241	$106,034	$102,993
Ratio of gross expenses to average monthly net assets	0.95%*	0.96%	0.76%	0.78%	0.76%	0.82%
Ratio of net expenses to average monthly net assets	0.95%*	0.96%	0.76%	0.77%	0.75%	0.82%
Ratio of net investment income to average monthly net assets	9.15%*	7.69%	6.80%	7.12%	6.89%	7.05%
Portfolio turnover rate	20%	23%	39%	20%	17%	13%

*	Annualized.
**	For the six-month period ended January 31, 2009.
@	Total investment return market value, is based on the change in market price of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
@@	Total investment return, net asset value, is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan.

Directors and Officers (Unaudited)

The Board of Directors appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the Investment Company Act of 1940, as amended. Each officer and three of the Fund’s Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director also serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., which collectively consist of 101 funds. Correspondence may be sent to Directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut, 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, age, current position with the Fund and date first elected or appointed, principal occupation, and, for directors, other directorships held.

Information on the aggregate remuneration paid to the Directors by the Fund can be found in the Statements of Operations herein. The Fund pays a portion of the Chief Compliance Officer’s compensation, but otherwise does not pay salaries or compensation to any of their officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (age 62) Director since 2003, Co-Chairman of the Investment Committee
Mr. Birdsong is a private investor. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund.
Robert M. Gavin, Jr. (age 68) Director since 1986, Chairman of the Board since 2004
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.
Duane E. Hill (age 63) Director since 2001, Chairman of the Nominating Committee
Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.
Sandra S. Jaffee (age 67) Director since 2005
Ms. Jaffee is Chairman and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995-2003).
William P. Johnston (age 64) Director since 2005, Chairman of the Compliance Committee
In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In July, 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group, Inc. in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.
Phillip O. Peterson (age 64) Director since 2000, Chairman of the Audit Committee
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.
Lemma W. Senbet (age 62) Director since 2005
Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

Thomas M. Marra (age 50) Director since 2002
Mr. Marra has served as President and Chief Operating Officer (“CCO”) of The Hartford Financial Services Group, Inc. (“The Hartford”) since 2007. He currently serves as a Director of Hartford Life, Inc. (“HL, Inc.”). Mr. Marra served as COO of HL, Inc. from 2000 to 2008 and as President of HL, Inc. from 2002 to 2008.

Lowndes A. Smith (age 69) Director since 2002, Co-Chairman of the Investment Committee
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002.

John C. Walters (age 47) President since 2008
Mr. Walters currently serves as Chief Executive Officer, President and Director of HL, Inc. Mr. Walters previously served as President of the U.S. Wealth Management Division of HL, Inc. (2006-2007) and as Co-Chief Operating Officer of Hartford Life Insurance Company, (“Hartford Life”)(2007-2008) and as Executive Vice President and Director of its Investment Products Division (2000-2005). Mr. Walters also serves as Chairman of the Board, Chief Executive Officer, President and Director of Hartford Life Insurance Company and as Executive Vice President of The Hartford. In addition, Mr. Walters serves as a Manager of HL Investment Advisors, LLC (“HL Advisors”).

Other Officers

Robert M. Arena, Jr. (age 40) Vice President since 2006
Mr. Arena serves as Executive Vice President of Hartford Life. Additionally, Mr. Arena is Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”), Chief Executive Officer, Manager and President of Hartford Investment Financial Services, LLC (“HIFSCO”) and Chief Executive Officer, Manager and President of HL Advisors. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/Prudential in the individual annuities division.

Tamara L. Fagely (age 50) Vice President, Treasurer, and Controller since 1993
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through March 2005. In addition she is Controller and Chief Financial Officer of HIFSCO.

Brian Ferrell (age 46) AML Compliance Officer since 2008
Mr. Ferrell has served as Assistant Vice President and AML Compliance Officer for The Hartford since 2006 and AML Compliance Officer for HASCO and for Hartford Investor Services Company, LLC, (“HISC”) since 2008. Prior to joining The Hartford in 2006, Mr. Ferrell held various positions at the U.S. Department of the Treasury (the “Treasury”) from 2001 to 2006, including Chief Counsel for the Treasury’s Financial Crimes Enforcement Network, (“Fin CEN”) from 2005 to 2006.

Thomas D. Jones, III (age 43) Vice President and Chief Compliance Officer since 2006
Mr. Jones serves as Chief Compliance Officer for the Hartford Mutual Funds and Vice President and Director of Securities Compliance for The Hartford. He is also Vice President of HIFSCO, HL Advisors, and Hartford Life. Mr. Jones joined The Hartford in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas) (“MLIM”), where he worked from 1992-2004. At MLIM, Mr. Jones was responsible for the compliance oversight of various investment products, including mutual funds, wrap accounts, institutional accounts and alternative investments.

Edward P. Macdonald (age 41) Vice President, Secretary and Chief Legal Officer since 2005
Mr. Macdonald serves as Assistant Vice President of Hartford Life and Chief Legal Officer and Vice President of HIFSCO. He also serves as Vice President of HASCO and Chief Legal Officer, Secretary and Vice President of HL Advisors. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management for Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999.

Vernon J. Meyer (age 44) Vice President since 2006
Mr. Meyer serves as Senior Vice President of Hartford Life. He also serves as Senior Vice President of HIFSCO and HL Advisors. Prior to joining The Hartford in 2004, Mr. Meyer was with MassMutual which he joined in 1987.

Investment Manager	Hartford Investment Financial Services, LLC P.O. Box 1744, Hartford, CT 06144-1744

Investment Sub-Adviser	Hartford Investment Management Company 55 Farmington Avenue, Hartford, CT 06105

Transfer Agent	Hartford Administrative Services Company P.O. Box 64387, St. Paul, MN 55164

Dividend Disbursing Agent, Registrar Sub-Transfer Agent	DST Systems, Inc. Kansas City, Missouri

Custodian	State Street Bank and Trust Company Boston, Massachusetts

Independent Registered Public Accounting Firm	Ernst & Young LLP Minneapolis, Minnesota

Market Price	The Hartford Income Shares Fund, Inc. is listed on the New York Stock Exchange with the ticker symbol “HSF”. The market price is carried daily in the financial pages of most newspapers and carried on Monday in the “Closed-End Funds” table, which sets forth on a per share basis the previous week’s net asset value, market price and the percentage difference between net asset value and market price for the Fund under the name “HrtfrdIncoFd” The NAV is available daily via the internet using the ticker symbol “XHSFX”.

Shareholder Meeting Results (Unaudited)

Shareholders of The Hartford Income Shares Fund, Inc. addressed and approved the following proposals at an annual meeting held on January 13, 2009.

1. To elect a Board of Directors consisting of the following ten nominees:

	Affirmative	Withheld

Lynn S. Birdsong	10,293,104.139	509,148.842
Robert M. Gavin, Jr.	10,325,282.762	476,970.219
Duane E. Hill	10,317,485.943	484,767.038
Sandra S. Jaffee	10,322,447.658	479,805.323
William P. Johnston	10,294,318.626	507,934.355
Phillip O. Peterson	10,292,954.074	509,298.907
Lemma W. Senbet	10,323,668.670	478,584.311
Thomas M. Marra	10,333,609.234	468,643.747
Lowndes A. Smith	10,300,732.793	501,520.188
John C. Walters	10,333,939.234	468,313.747

2. To ratify the selection by the Board of Directors of the Fund of Ernst & Young LLP as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2009.

Affirmative	Against	Abstain

10,466,851.943	200,462.287	134,938.751

Monthly Dividends Paid (Unaudited)

Date	Amount
August 2008	$0.056	Income
September 2008	0.047	Income
October 2008	0.047	Income
November 2008	0.047	Income
December 2008	0.044	Income
January 2009	0.044	Income

	$0.285

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Approval Of Investment Management And Investment Sub-Advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a registered Fund’s Board of Directors, including a majority of those directors who are not “interested persons” of the fund, as defined in the 1940 Act (“Independent Directors”), annually review and consider the continuation of the Fund’s investment advisory and sub-advisory agreements after an initial two year period.

At a meeting held on August 5-6, 2008, the Board of Directors of The Hartford Income Shares Fund, Inc. (“Fund”) including each of the Independent Directors, unanimously voted to approve the investment management agreement for the Fund with Hartford Investment Financial Services, LLC (“HIFSCO”) and the investment sub-advisory agreement between HIFSCO and Hartford Investment Management Company (“Hartford Investment Management” and together with HIFSCO, “Advisers”) (collectively, the “Agreements”). In the months preceding this meeting, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board received in-person presentations about the Fund and the related Agreements by Fund officers and representatives of HIFSCO at the Board’s meetings on June 24-25, 2008 and August 5-6, 2008. In considering the approval of the Agreements, the Board also took into account information provided to the Board at its meetings throughout the year, including reports on Fund performance, compliance, and the other services provided to the Fund by the Advisers, and their affiliates.

In considering the renewal of the Agreements, the Independent Directors were advised by independent legal counsel. In addition, the Independent Directors engaged two service providers to assist them with evaluating the Agreements with respect to the Fund. Lipper, Inc. (“Lipper”), an independent provider of investment company data, was retained to provide the Board with reports on how the Fund’s management fees, overall expense ratios, and investment performance compared to those of funds with similar investment objectives in various peer groups (“Peer Funds”). The Independent Directors also engaged an independent financial services consulting firm (the “Consultant”) to assist them in evaluating the Fund’s management and sub-advisory fees, overall expense ratios and investment performance.

The Board considered the Agreements at the June and August meetings. In determining to continue the Agreements, the Board determined that the proposed management fee structure for the Fund was fair and reasonable and that continuation of the Agreements was in the best interests of the Fund and its shareholders. In determining to renew the Agreements, the Board considered the following categories of material factors, among others, relating to the Agreements.

Nature, Extent And Quality Of Services

The Board requested and considered information concerning the nature, extent, and quality of the services provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements, the range of services provided, and the Advisers’ organizational structure, systems and personnel. The Board received information on the experience of senior management and relevant investment and other personnel of the Advisers, and the adequacy of the time and attention devoted by them to the Fund. The Board considered each Adviser’s reputation and overall financial strength, as well as its commitment to expand the resources devoted to supporting Fund operations and to continuously evaluate whether additional support is needed, particularly in light of increased regulatory requirements and other developments. In addition, the Board considered the quality of each Adviser’s communications with the Board, and responsiveness to Board inquiries.

The Board also requested and reviewed information on each Adviser’s compliance policies and procedures, compliance history, and a report from the Fund’s Chief Compliance Officer on each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance issues raised by regulators. In doing so, the Board noted the Advisers’ support of the Fund’s compliance control structure, particularly the resources devoted by the Advisers in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.

With respect to HIFSCO, the Board noted that under the Agreements, HIFSCO is responsible for the management of the Fund, including overseeing fund operations and service providers, and provides administrative services to the Fund, as well as investment advisory services in connection with selecting, monitoring and supervising Hartford Investment Management. The Board considered that HIFSCO or its affiliates are responsible for providing the Fund’s officers and paying their salaries and expenses. In addition, the Board considered the nature and quality of the services provided to the Fund and its shareholders by HIFSCO’s affiliates.

With respect to the Hartford Investment Management, which provides day-to-day portfolio management services, the Board considered the quality of Hartford Investment Management’s investment personnel, its ability to attract and retain qualified investment professionals, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by HIFSCO and Hartford Investment Management.

Performance of the Fund, HIFSCO, and Hartford Investment Management

The Board considered the investment performance of the Fund. In this regard, the Board considered information and materials provided to the Board from HIFSCO and Lipper comparing the Fund’s short-term and long-term investment performance over various periods of time with appropriate benchmark indices, and with a performance universe of funds selected by Lipper. This information included performance reports provided by Lipper and HIFSCO. The Board also considered the analysis provided by the Consultant relating to the Fund’s performance track record.

The Board considered HIFSCO’s cooperation with the Investment Committee, which assists the Board in evaluating the performance of the Fund at periodic meetings throughout the year. The Board reviewed the performance of the Fund over the different time periods presented in the materials and evaluated analysis of the Fund’s performance for these time periods.

Based on these considerations, the Board concluded that the Fund’s performance over time has been satisfactory, and that it had continued confidence in HIFSCO’s and Hartford Investment Management’s overall capabilities to manage the Fund.

Costs of the Services and Profitability

The Board reviewed information regarding HIFSCO’s cost to provide investment management and related services to the Fund and HIFSCO’s profitability, both overall and for the Fund, on a pre-tax basis. The Board also requested and reviewed information about the profitability to HIFSCO and its affiliates from all services provided to the Fund and all aspects of their relationship with the Fund. With respect to Hartford Investment Management, an affiliate of HIFSCO, the Board considered the costs and profitability information for HIFSCO and Hartford Investment Management in the aggregate.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Expenses

The Board considered comparative information with respect to the investment management fees to be paid by the Fund to HIFSCO and the total expense ratios of the Fund. In this regard, the Board requested and reviewed information from HIFSCO and Hartford Investment Management relating to the management and sub-advisory fees, and total operating expenses for the Fund. The Board also reviewed written materials from Lipper providing comparative information about the Fund’s management fees and total expense ratios relative to those of peer groups. While the Board recognized that comparisons between the Fund and Peer Funds are imprecise, given the differing service levels and characteristics of funds, and the different business models and cost structures of the Advisers, the comparative information provided by Lipper assisted the Board in evaluating the reasonableness of the Fund’s fees and expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to the Fund’s management fees and total operating expenses.

Based on these considerations, and the information about quality of services, profitability, economies of scale, and other matters discussed, the Board concluded that the Fund’s fees and total operating expenses are reasonable.

Economies of Scale

The Board requested and considered information regarding the Advisers’ realization of economies of scale with respect to the Fund, and whether the fee levels reflect these economies of scale for the benefit of the Fund’s investors. With respect to HIFSCO, the Board considered representations from HIFSCO that it is difficult to anticipate whether and the extent to which economies may be realized by HIFSCO as assets grow over time. The Board reviewed the breakpoints in the advisory fee schedule for the Fund, which reduces fees as Fund assets grow over time. The Board considered that the Fund may achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase.

The Board reviewed and evaluated materials from Lipper showing how management fee schedules of Peer Funds reflect economies of scale for the benefit of investors as a Peer Fund’s assets hypothetically increase over time. Based on information provided by HIFSCO, Lipper, and the Consultant, the Board recognized that there is no uniform methodology for establishing breakpoints, or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s investors, based on currently available information and the effective advisory fees and expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor future growth in Fund assets and the appropriateness of additional breakpoints.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund.

The Board also considered that Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent and an affiliate of HIFSCO, receives transfer agency compensation from HIFSCO, and the Board reviewed information on the expected profitability of the Fund’s transfer agency function to HASCO. The Board noted that HASCO is a recognized leader in providing high quality services to Fund shareholders, and has received five consecutive mutual fund Dalbar service awards. The Board considered information provided by HASCO indicating that the per-account fees charged by HASCO are reasonable and in line with industry standards.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session on several occasions, with independent legal counsel, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

Dividend Reinvestment Plan (Unaudited)

Dividend Reinvestment Plan.  The Fund has adopted a dividend reinvestment plan (the “Plan”), which is open to all registered holders of the Fund’s common stock ( the “Common Stock”). New registered holders of the Common Stock shall be sent a notice by Hartford Administrative Services Company (“HASCO”) giving them an opportunity to participate in the Plan. A shareholder who elects to participate in the Plan will have his or her dividend and capital gain distributions automatically reinvested in additional whole or fractional shares of the Fund by HASCO; HASCO has delegated certain of its duties as plan agent to DST Systems, Inc. (“DST”), the Fund’s sub-transfer agent (HASCO and DST are collectively referred to herein as the “Plan Agent”). Such distributions are recorded as of the ex-dividend date. Shareholders will automatically receive their dividends and capital gains distributions in cash, unless they inform the Plan Agent in writing at the address set forth in the last paragraph that they wish to participate in the Plan. Elections to participate in the Plan must be received by the Plan Agent at least 10 days prior to the record date of a dividend or distribution payment in order for such dividend or distribution payment to be included in the Plan. Shareholders whose common shares are held in the name of a broker or nominee should contact their broker or nominee to determine whether and how they may participate in the Plan.

Under the Plan, the number of shares and the price per share that participants will receive as a shareholder of the Common Stock when the Fund’s Board of Directors declares a dividend or capital gain distribution will be calculated as follows:

1)	When the market price of the Common Stock (plus brokerage commissions and other incidental expenses that would be incurred in a purchase of shares) is greater than or equal to the NAV, the reinvestment price will be the greater of 95% of the month-end market price (plus brokerage commissions) or the month-end NAV.

2)	When the market price of the Common Stock (plus brokerage commissions and other incidental expenses that would be incurred in a purchase of shares) is less than the NAV, the Plan Agent will receive the dividend or distribution in cash and will purchase the Fund’s shares on the Exchange. It is possible that the market price for the Common Stock may increase to equal to or above the NAV before the Plan Agent has completed its purchases. In this event, the Plan Agent will suspend purchasing shares on the Exchange and the remaining balance of the dividend or distribution will be invested in authorized but unissued shares of the Fund valued at the greater of 95% of the month-end market price (plus brokerage commissions) or the month-end NAV. The Plan Agent will use all dividends and distributions received in cash to purchase Common Stock in the open market prior to the payment date. If the Plan Agent’s purchase requirements remain incomplete as of the last business day before the next date on which the shares trade on an “ex-dividend” basis, the remaining balance of the dividend or distribution will be invested in authorized but unissued shares of the Fund valued at the greater of 95% of the month-end market price (plus brokerage commissions) or the month-end NAV.

The Plan Agent will maintain all shareholders’ accounts in the Plan and supply written confirmation of the last fifteen transactions in the account, including information needed for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificate form. Any proxy shareholders receive will include all shares of Common Stock a participant has purchased or received under the Plan.

Automatically reinvesting dividends and distributions does not mean that a participant does not have to pay income taxes due (or required to be withheld) upon receiving dividends and distributions.

Participants may terminate or partially withdraw from the Plan by giving written notice to the Plan Agent. Notice to terminate or partially withdraw from the Plan must be received by the Plan Agent at least 10 days prior to the record date for any subsequent dividend or distribution; otherwise, the notice will not be effective for such dividend or distribution. Upon termination of the Plan or partial withdrawal from the Plan, participants will receive certificates for whole common shares and a cash payment for all fractional shares.

There is no charge for reinvestment of dividends or distributions. However, all participants will bear a pro rata share of brokerage commissions and incidental expenses incurred with respect to the Plan Agent’s open market purchases, when applicable, and participants for whose accounts shares are sold will bear a pro rata share of the brokerage commissions and incidental expenses incurred with respect to the Plan Agent’s open market sales.

The Fund reserves the right to amend or terminate the Plan. All correspondence concerning the plan, including requests for additional information or any questions about the Plan, should be directed to the Plan Agent at DST Systems, Inc., The Hartford Income Shares Fund, Inc., Attn: Closed End Funds, P.O. Box 219812, Kansas City, Missouri 64121-9812.

Managed Distribution Policy and Changes to Investment Policy (Unaudited)

Managed Distribution Policy

The Fund’s dividend policy is to distribute substantially all its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month.

As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month. The Fund’s current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the financial information included in this report. The Fund’s target rate of distribution is evaluated regularly and can change at any time.

Investment Policies

In May 2008, the Fund’s Board of Directors approved amendments to the Fund’s investment policies and restrictions to update the restrictions and to clarify their nature and scope. Among other things the proposed revisions (i) eliminate the Fund’s 75% investment basket and replace it with a description of the Fund’s primary investment policies and any related restrictions; (ii) remove investment grade debt securities of foreign issuers and liquid, marketable 144A securities from the list of instruments in which the Fund may invest only up to 25% of its assets; (iii) impose a non-fundamental limit of 30% of the Fund’s assets on investments in foreign securities (other than securities of the governments of Canada or its Provinces); and (iv) increase from 5% to 10% the amount of its assets the Fund may invest in credit default swap agreements. In addition to amending the discussion of the Fund’s primary and secondary investments, the Board also approved certain changes to the Fund’s non-fundamental investment restrictions to update the restrictions to reflect current law and conform those restrictions to the investment policies that currently apply to the other funds advised by the Fund’s investment adviser and its affiliates. Under its revised non-fundamental investment restrictions, the Fund may not:

1.	Except as may be otherwise permitted by applicable law, purchase a security of an investment company if, as a result: (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund, or (3) more than 5% of the Fund’s total assets would be invested in any one such investment company. The investment companies in which the Fund would invest may or may not be registered under the Investment Company Act of 1940, as amended. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the Investment Company Act of 1940, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

2.	Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its Prospectus, as they may be amended from time to time, and applicable law.

3.	Purchase securities on margin except to the extent permitted by applicable law.

4.	The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

5.	Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus, as amended from time to time, and applicable law.

The Hartford Income Shares Fund, Inc. P.O. Box 64387 St. Paul, MN 55164-0387

Item 2. Code of Ethics.
     Not applicable to this semi-annual filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this semi-annual filing.
Item 4. Principal Accountant Fees and Services.
     Not applicable to this semi-annual filing.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to this semi-annual filing.
Item 6. Schedule of Investments
     The Schedule of Investments is included as part of the semi-annual report filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to this semi-annual filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable to this semi-annual filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
INCOME SHARES FUND

	Total	Average	Shares purchased	Maximum number of
	SHARES	Price Paid	as part of public	of shares that may
Period	PURCHASED	per share	announced plan	yet be purchased

8/1/2008	14,684	6.2075	0	0
9/3/2008	12,394	6.1451	0	0
10/1/2008	14,986	5.0867	0	0
11/3/2008	14,880	4.7660	0	0
12/1/2008	6,500	5.1342	0	0
1/2/2009	12,586	5.1064	0	0
Total	76,030		0	0

Item 10. Submission of Matters to a Vote of Security Holders
     There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.
Item 11. Controls and Procedures.
(a)	Based on an evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant’s management, including the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
11(a)(2)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

(b)	Section 906 certification.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD INCOME SHARES FUND, INC.
Date: March 6, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 6, 2009	By:	/s/ John C. Walters
John C. Walters
Its: President

Date: March 6, 2009	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Controller and Treasurer

EXHIBIT LIST

99.CERT	11(a)(2) Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer

99.906CERT	11(b) Section 906 certification of principal executive officer and principal financial officer